Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
Related Party Transactions

20.Related Party Transactions

The Company had the following transactions with related parties:

PureTech

The Company engages PureTech to provide, among other things, management expertise, strategic advice, administrative support, computer and telecommunications services and office infrastructure. In exchange for providing such services, the Company pays PureTech a monthly fee. In addition, PureTech periodically invoices the Company for out-of-pocket expenses reasonably incurred in connection with providing such business services. The Company incurred general and administrative costs for management services provided by PureTech totaling $0.5 million and $0.4 million during the nine months ended September 30, 2021 and 2020, respectively. The Company incurred royalty expense of $0.2 million and less than $0.1 million in connection with the PureTech royalty agreement (see Note 19) during the nine months ended September 30, 2021 and 2020, respectively. The Company had outstanding current liabilities to PureTech of less than $0.1 million and $0.1 million at September 30, 2021 and December 31, 2020, respectively.

One S.r.l

Consulting Agreement with Founder of One

In 2008, in connection with entering into a patent license and assignment agreement with One, the Company and one of the founders of One, who is also a stockholder of the Company, executed a consulting agreement for the development of the underlying intellectual property. The Company incurred costs for consulting services received from the founder totaling $0.1 million during both the nine months ended September 30, 2021 and 2020. The Company has outstanding accrued expenses to the founder of approximately $19,000 and approximately $43,000 at September 30, 2021 and December 31, 2020, respectively.

Acquisition of One

In connection with the amended and restated master agreement with One (see Note 11), Gelesis S.r.l., a VIE of the Company, acquired a 10.0% equity interest in One. No payments related to the acquisition were made to One shareholders by the Company during the nine months ended September 30, 2021 and 2020.

The Company had remaining undiscounted payments of €5.0 million due to One as of September 30, 2021 and December 31, 2020 (approximately $5.8 million and $6.1 million as of September 30, 2021 and December 31, 2020, respectively).

Additionally, the Company incurred royalty expense of $0.2 million and less than $0.1 million in connection with the One royalty agreement (see Note 19) during the nine months ended September 30, 2021 and 2020, respectively.

CMS Agreements

In connection with the CMS Agreements entered into in June 2020, the Company sold 1,158,077 shares of Series 3 Growth to CMS for an aggregate purchase price of $20.0 million (see Note 14). In addition, Company granted CMS a license to use its IP and the rights to sell the Product in the CMS Territory in exchange for a one-time, non-refundable and non-creditable upfront fee of $15.0 million, a time-based milestone payment of $5.0 million, and a sales milestone payment that ranges from the low millions of dollars to the low hundred millions of dollars based on the aggregate net sales of all products in the CMS Territory during a calendar year (see Note 5). As of September 30, 2021, the regulatory milestone and sales milestone had not been met.

RIF Transaction

In connection with the RIF transaction entered into in August 2020, the Company received €10.0 million (approximately $11.6 million at September 30, 2021) from RIF as an equity investment that can be called by the Company beginning in December 2023 and ending in December 2026 by paying the investment plus 15.0% percent annual interest or put by RIF starting in January 2027 and ending in December 2027 for the investment amount plus 3.175% percent annual interest. RIF holds approximately 22% of the equity of Gelesis S.r.l. at December 31, 2020 (see Note 11). In addition, the shareholders of RIF provided the Company with a loan for €15.0 million (approximately $17.4 million at September 30, 2021) with a fixed interest rate of 6.35% per annum (see Note 12).

20.	Related Party Transactions

The Company had the following transactions with related parties:

PureTech

The Company engages PureTech to provide, among other things, management expertise, strategic advice, administrative support, computer and telecommunications services and office infrastructure. In exchange for providing such services, the Company pays PureTech a monthly fee. In addition, PureTech periodically invoices the Company for out-of-pocket expenses reasonably incurred in connection with providing such business services. The Company incurred general and administrative costs for management services provided by PureTech totaling $0.5 million during each of the years ended December 31, 2020 and 2019. The Company incurred royalty expense of $0.1 million in connection with the PureTech royalty agreement (see Note 19) during the year ended December 31, 2020. The Company had outstanding current liabilities to PureTech of $0.1 million at December 31, 2020 and 2019.

One S.r.l

Consulting Agreement with Founder of One

In 2008, in connection with entering into a patent license and assignment agreement with One, the Company and one of the founders of One, who is also a stockholder of the Company, executed a consulting agreement for the development of the underlying intellectual property. The Company incurred costs for consulting services received from the founder totaling $0.3 million and $0.2 million during the years ended December 31, 2020 and 2019, respectively. The Company has outstanding accrued expenses to the founder of approximately $43,000 and approximately $16,000 at December 31, 2020 and 2019, respectively.

Acquisition of One

In connection with the amended and restated master agreement with One (see Note 11), Gelesis S.r.l., a VIE of the Company, acquired a 10.0% equity interest in One. During the years ended December 31, 2020 and 2019, the Company made payments to One shareholders totaling $3.1 million and $4.4 million, respectively, related to the acquisition. The Company had remaining undiscounted payments of $6.1 million and $8.5 million due to One as of December 31, 2020 and 2019, respectively.

Additionally, the Company incurred royalty expense of $0.1 million in connection with the One royalty agreement (see Note 19) during the year ended December 31, 2020.

CMS Agreements

In connection with the CMS Agreements entered into in June 2020, the Company sold 1,158,077 shares of Series 3 Growth to CMS for an aggregate purchase price of $20.0 million (see Note 14). In addition, Company granted CMS a license to use its IP and the rights to sell the Product in the CMS Territory in exchange for a one-time, non-refundable and non-creditable upfront fee of $15.0 million, a time-based milestone payment of $5.0 million, and a sales milestone payment that ranges from the low millions of dollars to the low hundred millions of dollars based on the aggregate net sales of all products in the CMS Territory during a calendar year (see Note 5). As of December 31, 2020, the regulatory milestone and sales milestone had not been met.

RIF Transaction

In connection with the RIF transaction entered into in August 2020, the Company received $12.3 million from RIF as an equity investment that can be called by the Company beginning in December 2023 and ending in December 2026 by paying the investment plus 15.0% percent annual interest or put by RIF starting in January 2027 and ending in December 2027 for the investment amount plus 3.175% percent annual interest. RIF holds approximately 22% of the equity of Gelesis S.r.l. at December 31, 2020 (see Note 11). In addition, the shareholders of RIF provided the Company with a loan for $18.4 million with a fixed interest rate of 6.35% per annum (see Note 12).